Organization (Details Narrative) - USD ($)	Feb. 17, 2021	Feb. 08, 2021	Dec. 30, 2020	Dec. 29, 2020	Sep. 23, 2020	Aug. 17, 2020	Aug. 06, 2020	Jul. 27, 2020	Oct. 02, 2017	Sep. 27, 2017	Aug. 24, 2017	Aug. 07, 2018
Number of common stock issued			$ 163,000	$ 41,051	$ 48,000	$ 60,000	$ 26,778	$ 72,800
Chief Executive Officer [Member]
Stock issued during period, restricted stock	1,616,379
CARE [Member]
Business acquisition, percentage of voting interests acquired									100.00%
Number of common stock issued									$ 902,700
Cash									586,890
CARE [Member] | Promissory Note [Member]
Debt									$ 315,810
CFSI [Member]
Business acquisition, percentage of voting interests acquired									100.00%
Number of common stock issued									$ 597,300
Cash									418,110
CFSI [Member] | Promissory Note [Member]
Debt									$ 179,190
Georgia Limited Liability Company [Member]
Reverse stock split description										Reverse stock split of 1 share for 1000 shares
Number of shares acquired for exchange											85,000,000
Agreement [Member] | St. James Capital Management, LLC. [Member]
Cancellation of shares											3,000,000
Reverse stock split description										Reverse stock split of 1 share for 1000 shares
Agreement [Member] | Mirabile Corporate Holdings, Inc. [Member] | Chief Executive Officer [Member]
Equity ownership interest percentage												7.50%
Asset Purchase Agreement [Member] | DG Research, Inc [Member]
Stock issued during period, restricted stock value		$ 160,000
Stock issued during period, restricted stock		2,000,000
Remitted amount		$ 50,000
Proceeds from notes payable		$ 110,000